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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                         Pioneer Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 7/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 8.6%

 Oil & Gas Drilling - 1.6%

 1,515,812

 Precision Drilling Corp.

 $

 18,887,018

 Oil & Gas Equipment & Services - 2.3%

 451,096

 Helix Energy Solutions Group, Inc. *

 $

 11,471,371

 461,339

 Superior Energy Services, Inc. *

 15,500,990

 $

 26,972,361

 Oil & Gas Exploration & Production - 4.7%

 82,069

 Cimarex Energy Co.

 $

 11,409,232

 1,210,743

 Kodiak Oil & Gas Corp. *

 18,814,946

 244,308

 Rosetta Resources, Inc. *

 12,476,810

 158,966

 SM Energy Co.

 12,485,190

 $

 55,186,178

 Total Energy

 $

 101,045,557

 Materials - 6.5%

 Diversified Chemicals - 1.3%

 194,321

 Eastman Chemical Co.

 $

 15,308,608

 Specialty Chemicals - 1.5%

 97,491

 Celanese Corp.

 $

 5,674,951

 114,255

 Cytec Industries, Inc.

 11,522,617

 $

 17,197,568

 Metal & Glass Containers - 1.5%

 373,051

 Crown Holdings, Inc. *

 $

 17,365,524

 Steel - 1.0%

 335,745

 United States Steel Corp.

 $

 11,244,100

 Paper Products - 1.2%

 308,446

 International Paper Co.

 $

 14,651,185

 Total Materials

 $

 75,766,985

 Capital Goods - 8.1%

 Construction & Engineering - 0.8%

 463,727

 KBR, Inc.

 $

 9,580,600

 Electrical Components & Equipment - 1.5%

 395,740

 Generac Holdings, Inc.

 $

 17,175,116

 Construction & Farm Machinery & Heavy Trucks - 3.4%

 180,288

 Joy Global, Inc.

 $

 10,683,867

 229,358

 PACCAR, Inc.

 14,282,123

 432,756

 Terex Corp. *

 14,934,410

 $

 39,900,400

 Industrial Machinery - 2.4%

 240,833

 Crane Co.

 $

 16,523,552

 375,327

 TriMas Corp. *

 11,890,359

 $

 28,413,911

 Total Capital Goods

 $

 95,070,027

 Commercial Services & Supplies - 0.7%

 Security & Alarm Services - 0.7%

 263,985

 Corrections Corp of America

 $

 8,505,597

 Total Commercial Services & Supplies

 $

 8,505,597

 Transportation - 3.8%

 Air Freight & Logistics - 0.8%

 285,089

 Atlas Air Worldwide Holdings, Inc. *

 $

 9,755,746

 Trucking - 3.0%

 303,848

 Con-way, Inc.

 $

 14,994,899

 224,480

 Ryder System, Inc.

 19,334,462

 $

 34,329,361

 Total Transportation

 $

 44,085,107

 Automobiles & Components - 3.3%

 Auto Parts & Equipment - 1.3%

 235,626

 Tenneco, Inc. *

 $

 15,009,376

 Tires & Rubber - 2.0%

 923,621

 The Goodyear Tire & Rubber Co.

 $

 23,247,543

 Total Automobiles & Components

 $

 38,256,919

 Consumer Durables & Apparel - 4.5%

 Homebuilding - 1.2%

 683,175

 DR Horton, Inc.

 $

 14,141,722

 Household Appliances - 1.2%

 97,934

 Whirlpool Corp.

 $

 13,969,306

 Housewares & Specialties - 1.3%

 273,425

 Jarden Corp. *

 $

 15,284,458

 Apparel, Accessories & Luxury Goods - 0.8%

 80,107

 PVH Corp.

 $

 8,826,189

 Total Consumer Durables & Apparel

 $

 52,221,675

 Media - 0.1%

 Broadcasting - 0.1%

 29,592

 Nexstar Broadcasting Group, Inc.

 $

 1,378,691

 Total Media

 $

 1,378,691

 Retailing - 2.5%

 Department Stores - 1.3%

 265,308

 Macy's, Inc.

 $

 15,332,149

 Apparel Retail - 1.2%

 217,471

 Ross Stores, Inc.

 $

 14,005,132

 Total Retailing

 $

 29,337,281

 Food, Beverage & Tobacco - 3.0%

 Soft Drinks - 0.9%

 239,542

 Coca-Cola Enterprises, Inc.

 $

 10,887,184

 Agricultural Products - 1.2%

 180,931

 Ingredion, Inc.

 $

 13,321,950

 Packaged Foods & Meats - 0.9%

 693,435

 Dean Foods Co. *

 $

 10,623,424

 Total Food, Beverage & Tobacco

 $

 34,832,558

 Health Care Equipment & Services - 9.5%

 Health Care Equipment - 1.3%

 151,343

 Zimmer Holdings, Inc.

 $

 15,144,894

 Health Care Supplies - 1.0%

 308,283

 Alere, Inc. *

 $

 12,331,320

 Health Care Distributors - 1.6%

 262,899

 Cardinal Health, Inc.

 $

 18,836,713

 Health Care Services - 1.6%

 292,470

 Omnicare, Inc.

 $

 18,279,375

 Health Care Facilities - 1.4%

 337,222

 Community Health Systems, Inc.

 $

 16,085,489

 Managed Health Care - 2.6%

 202,868

 Aetna, Inc.

 $

 15,728,356

 127,464

 Humana, Inc.

 14,996,140

 $

 30,724,496

 Total Health Care Equipment & Services

 $

 111,402,287

 Pharmaceuticals, Biotechnology & Life Sciences - 2.5%

 Pharmaceuticals - 2.5%

 102,160

 Jazz Pharmaceuticals Plc *

 $

 14,274,817

 114,654

 Salix Pharmaceuticals, Ltd. *

 15,124,009

 $

 29,398,826

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 29,398,826

 Banks - 8.0%

 Diversified Banks - 1.1%

 241,013

 Comerica, Inc.

 $

 12,113,313

 Regional Banks - 6.9%

 395,577

 Cathay General Bancorp

 $

 10,122,815

 248,381

 CIT Group, Inc. *

 12,197,991

 1,195,869

 Huntington Bancshares, Inc./OH

 11,743,434

 1,284,021

 KeyCorp

 17,385,644

 1,758,882

 Regions Financial Corp.

 17,835,063

 409,358

 Zions Bancorporation

 11,797,698

 $

 81,082,645

 Total Banks

 $

 93,195,958

 Diversified Financials - 6.1%

 Other Diversified Financial Services - 1.5%

 466,303

 Voya Financial, Inc.

 $

 17,299,841

 Specialized Finance - 1.7%

 477,909

 The NASDAQ OMX Group, Inc.

 $

 20,162,981

 Consumer Finance - 1.0%

 680,460

 Navient Corp.

 $

 11,703,912

 Asset Management & Custody Banks - 1.1%

 103,012

 Ameriprise Financial, Inc.

 $

 12,320,235

 Investment Banking & Brokerage - 0.8%

 177,926

 Lazard, Ltd.

 $

 9,305,530

 Total Diversified Financials

 $

 70,792,499

 Insurance - 6.5%

 Life & Health Insurance - 2.4%

 299,750

 Lincoln National Corp.

 $

 15,703,902

 345,002

 Unum Group

 11,843,919

 $

 27,547,821

 Multi-line Insurance - 1.6%

 547,585

 The Hartford Financial Services Group, Inc.

 $

 18,705,504

 Property & Casualty Insurance - 1.4%

 280,353

 The Allstate Corp.

 $

 16,386,633

 Reinsurance - 1.1%

 158,684

 Reinsurance Group of America, Inc.

 $

 12,735,978

 Total Insurance

 $

 75,375,936

 Real Estate - 7.8%

 Diversified REIT's - 1.3%

 876,451

 Duke Realty Corp.

 $

 15,767,353

 Residential REIT's - 1.1%

 199,765

 Home Properties, Inc.

 $

 13,142,539

 Retail REIT's - 2.3%

 644,876

 General Growth Properties, Inc.

 $

 15,070,752

 511,403

 Kimco Realty Corp.

 11,445,199

 $

 26,515,951

 Specialized REIT's - 2.1%

 118,798

 Chesapeake Lodging Trust

 $

 3,525,925

 322,060

 Pebblebrook Hotel Trust

 11,722,984

 267,232

 The Geo Group, Inc.

 9,195,453

 $

 24,444,362

 Real Estate Services - 1.0%

 92,630

 Jones Lang LaSalle, Inc.

 $

 11,458,331

 Total Real Estate

 $

 91,328,536

 Software & Services - 3.2%

 IT Consulting & Other Services - 1.2%

 301,424

 Amdocs, Ltd.

 $

 13,666,564

 Data Processing & Outsourced Services - 2.0%

 243,776

 Fidelity National Information Services, Inc.

 $

 13,748,966

 307,195

 VeriFone Systems, Inc. *

 10,294,104

 $

 24,043,070

 Total Software & Services

 $

 37,709,634

 Technology Hardware & Equipment - 3.8%

 Computer Hardware - 1.9%

 716,432

 NCR Corp. *

 $

 22,173,570

 Computer Storage & Peripherals - 1.1%

 328,357

 NetApp, Inc.

 $

 12,753,386

 Office Electronics - 0.8%

 727,354

 Xerox Corp.

 $

 9,644,714

 Total Technology Hardware & Equipment

 $

 44,571,670

 Semiconductors & Semiconductor Equipment - 3.9%

 Semiconductors - 3.9%

 319,050

 Broadcom Corp.

 $

 12,206,853

 1,274,064

 Marvell Technology Group, Ltd.

 16,996,014

 317,968

 Skyworks Solutions, Inc. *

 16,140,056

 $

 45,342,923

 Total Semiconductors & Semiconductor Equipment

 $

 45,342,923

 Utilities - 7.2%

 Electric Utilities - 6.0%

 334,253

 Northeast Utilities

 $

 14,673,707

 223,393

 Pinnacle West Capital Corp.

 11,949,292

 493,814

 PNM Resources, Inc.

 12,666,329

 476,215

 PPL Corp.

 15,710,333

 428,207

 Westar Energy, Inc.

 15,432,580

 $

 70,432,241

 Multi-Utilities - 1.2%

 365,812

 Ameren Corp.

 $

 14,065,471

 Total Utilities

 $

 84,497,712

 TOTAL COMMON STOCKS

 (Cost $970,504,614)

 $

 1,164,116,378

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $970,504,614) (a)

 $

 1,164,116,378

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 5,115,814

 TOTAL NET ASSETS - 100.0%

 $

 1,169,232,192

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At July 31, 2014, the net unrealized gain on investments based on cost for federal income tax purposes of $970,854,816 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            208,802,359

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

            (15,540,797)

 Net unrealized appreciation

 $

 193,261,562

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,164,116,378

$
-

$
-

$
1,164,116,378

 Total

$
1,164,116,378

$
-

$
-

$
1,164,116,378

 During the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date September 29, 2014 * Print the name and title of each signing officer under his or her signature.